TAXES ON INCOME	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 15:- TAXES ON INCOME

On July 30, 2013, the Israeli Parliament passed a law, which, among other things, was designated to increase the tax levy for years 2013 and 2014 (the "New Law"). The New Law increases the Israeli corporate tax rate from 25% to 26.5%.